VAN KAMPEN UNIT TRUSTS, SERIES 588

                         EAFE Select 20 Portfolio 2006-3
                  Global 45 Dividend Strategy Portfolio 2006-3
                    Multi-Strategy Series: EAFE, EDVY 2006-3


                 SUPPLEMENT TO THE PROSPECTUS DATED JULY 3, 2006


         Notwithstanding anything to the contrary in the prospectus, the stock of Telefonica Publicidad e Informacion, S.A. is no longer included in the Portfolios named above.

Supplement Dated:  August 18, 2006